17. PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment Net Details Narrative Abstract
Amount of capitalized interest	R$ 19.6	R$ 33.6